Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 10,000	$ 24,000	$ 23,000
Additions to tax positions - current year	2,000	0	0
Additions to tax positions - prior years	7,000	16,000	0
Reductions to tax positions - prior years	(2,000)	(1,000)	0
Settlements	0	(29,000)	0
Balance at end of year	$ 17,000	$ 10,000	$ 24,000